INTANGIBLE ASSETS - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment recognised	£ 0	£ 0
Impairment charge	£ 0
Personal Financial Services
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projections	16.70%	16.50%
Goodwill impairment recognised	£ 0
Private Banking
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projections	13.00%	15.10%
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets under development	£ 80,000,000	£ 99,000,000
Impairment charge	0	5,000,000
Computer software | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets under development	£ 35,000,000	£ 20,000,000